FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial assets
Balance, beginning of period	$ 10,905
Balance, end of period	9,928	$ 10,905
Level 3
Financial assets
Balance, beginning of period	2,987	2,250
Acquisitions	152	303
Dispositions	(20)	(29)
Fair value (losses) gains, net and OCI	(134)	454
Acquisition of Foreign Investments	0	22
Other	(619)	(13)
Balance, end of period	$ 2,366	$ 2,987